Financial instruments - Activity in level 3 financial assets (Details) - Level 3 - Financial investments - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Measured at FVOCI
Changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 88	$ 46
Additions	53	19
Gains recognized in Consolidated Statement of Comprehensive Income	2	1
Unrealized (losses) in Consolidated Income Statement	0	0
Amortization	0	0
Settlement	0	(1)
Balance as of June 30	143	65
Measured at FVPL
Changes in fair value measurement, assets [abstract]
Balance as of January 1	20	6
Additions	8	0
Gains recognized in Consolidated Statement of Comprehensive Income	0	0
Unrealized (losses) in Consolidated Income Statement	(4)	(1)
Amortization	(1)	0
Settlement	0	0
Balance as of June 30	$ 23	$ 5